Common Stock and Warrants on Common Stock - Outstanding Underwriter Warrants and Related Exercise Price by Issuance (Detail) - Private Placement - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Common stock called by warrants	554,454	595,920
Issuance Date Three [Member]
Class of Warrant or Right [Line Items]
Issuance Date	2008/2009
Common stock called by warrants	99,929
Exercise Price	$ 3.90
Issuance Date Four [Member]
Class of Warrant or Right [Line Items]
Issuance Date	2009
Common stock called by warrants	82,895
Exercise Price	$ 4.65
Issuance Date Five [Member]
Class of Warrant or Right [Line Items]
Issuance Date	2010
Common stock called by warrants	112,289
Exercise Price	$ 5.85
Issue Date Six [Member]
Class of Warrant or Right [Line Items]
Issuance Date	2011
Common stock called by warrants	242,911
Exercise Price	$ 5.85
Warrants Issue Date Seven [Member]
Class of Warrant or Right [Line Items]
Issuance Date	2012
Common stock called by warrants	16,430
Exercise Price	$ 5.85